Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Income Taxes [Line Items]
Alternative minimum tax credits			$ 500,000
Unrecognized tax benefits			150,000		307,000	204,000
Anticipates increase in total unrecognized tax benefits during next twelve months			200,000
Effective tax rate	39.30%	44.20%	43.91%	39.25%	40.58%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			28,400,000	36,100,000
Net operating loss carryforwards available to offset future taxable income			2028 through 2031	2028 through 2031
Open year for statute of limitations			2011
Federal [Member] | Sunflower Farmers Markets, Inc. [Member] | Minimum [Member]
Income Taxes [Line Items]
Open year for statute of limitations			2010
Federal [Member] | Sunflower Farmers Markets, Inc. [Member] | Maximum [Member]
Income Taxes [Line Items]
Open year for statute of limitations			2012
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 7,800,000	$ 11,200,000
Net operating loss carryforwards available to offset future taxable income			2013 through 2031	2013 through 2031
Open year for statute of limitations			2011
State [Member] | Sunflower Farmers Markets, Inc. [Member] | Minimum [Member]
Income Taxes [Line Items]
Open year for statute of limitations			2007
State [Member] | Sunflower Farmers Markets, Inc. [Member] | Maximum [Member]
Income Taxes [Line Items]
Open year for statute of limitations			2012